Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.9	$ 11.9	$ 10.1	$ 23.9	$ 19.7